Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Mining interests	$ 2,189,963	$ 2,004,080	$ 1,765,760
Mali
Disclosure of operating segments [line items]
Mining interests	1,081,364	923,122
Philippines
Disclosure of operating segments [line items]
Mining interests	431,797	413,113
Namibia
Disclosure of operating segments [line items]
Mining interests	369,763	387,874
Nicaragua
Disclosure of operating segments [line items]
Mining interests	121,671	122,095
Colombia
Disclosure of operating segments [line items]
Mining interests	94,871	82,728
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	85,676	72,422
Finland
Disclosure of operating segments [line items]
Mining interests	2,991	1,642
Canada
Disclosure of operating segments [line items]
Mining interests	711	487
Other
Disclosure of operating segments [line items]
Mining interests	$ 1,119	$ 597